TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Current trade receivables gross	$ 11,290	$ 8,973
Financing Receivables No past Due Member [Member]
Statement1 [Line Items]
Current trade receivables gross	8,493	7,202
Financing Receivables 1 to 30 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	1,237	1,013
Financing Receivables 31 to 60 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	68	132
Financing Receivables 61 to 90 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	509	4
Financing Receivables 91 To 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	241	11
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	$ 742	$ 611